Insurance - Summary Of Fair Value Changes in Investment Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Change In Fair Value Of Investment Contracts [Line Items]
Fair value	$ 796	$ 708
Notional amount due at contractual maturity	1,336	1,397
Difference between fair value and amount due at contractual maturity	(540)	(689)
Change in fair value recorded in the Consolidated Statement of Income	(86)	42
Change in fair value due to own credit risk recorded in OCI (before tax)	(34)	(15)
Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)	$ (26)	$ 8